JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 36.2%
Aerospace & Defense — 1.4%
Boeing Co. (The)
4.88%, 5/1/2025	541	604
2.75%, 2/1/2026	1,646	1,687
3.10%, 5/1/2026	2,200	2,291
General Dynamics Corp. 2.25%, 11/15/2022	1,000	1,033
L3Harris Technologies, Inc.
3.85%, 12/15/2026	475	547
4.85%, 4/27/2035	500	660
Leidos, Inc. 2.30%, 2/15/2031(a)	321	326
Lockheed Martin Corp.
3.35%, 9/15/2021	211	216
3.55%, 1/15/2026	700	795
Northrop Grumman Corp. 2.93%, 1/15/2025	1,800	1,955
Precision Castparts Corp.
2.50%, 1/15/2023	500	520
3.25%, 6/15/2025	800	886
Raytheon Technologies Corp.
3.20%, 3/15/2024(a)	300	323
3.15%, 12/15/2024(a)	476	516
3.95%, 8/16/2025	3,450	3,953
4.13%, 11/16/2028	500	596
4.15%, 5/15/2045	311	389
Textron, Inc. 3.00%, 6/1/2030	1,100	1,177

		18,474

Airlines — 0.0%(b)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	193	190

Automobiles — 0.3%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021(a)	250	253
Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025(a)	1,250	1,306
Hyundai Capital America
3.00%, 6/20/2022(a)	530	547
2.85%, 11/1/2022(a)	266	275
2.38%, 10/15/2027(a)	479	494
Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025(a)	600	626
Volkswagen Group of America Finance LLC (Germany)
2.50%, 9/24/2021(a)	345	351
1.63%, 11/24/2027(a)	621	621

		4,473

Banks — 6.3%
ABN AMRO Bank NV (Netherlands) 2.65%, 1/19/2021(a)	450	451
ANZ New Zealand Int’l Ltd. (New Zealand) 2.75%, 1/22/2021(a)	700	702
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026(a)	1,000	1,149
Banco Santander SA (Spain) 2.75%, 12/3/2030	200	200
Bank of America Corp.
3.30%, 1/11/2023	32	34
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	21	22
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(c)	3,987	4,252
4.00%, 1/22/2025	1,154	1,291
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025(c)	1,500	1,592
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026(c)	1,500	1,645
4.45%, 3/3/2026	556	649
(SOFR + 1.53%), 1.90%, 7/23/2031(c)	4,000	4,015
Bank of Montreal (Canada)
2.35%, 9/11/2022	100	103
2.50%, 6/28/2024	500	533
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028(c)	800	870
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024(a)	1,580	1,720
Bank of Nova Scotia (The) (Canada)
2.80%, 7/21/2021	630	640
2.20%, 2/3/2025	600	634
Barclays plc (United Kingdom)
3.65%, 3/16/2025	1,255	1,375
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025(c)	500	544
BNP Paribas SA (France)
3.38%, 1/9/2025(a)	800	872
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025(a)(c)	500	555
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	1,050	1,136
Capital One Bank USA NA 3.38%, 2/15/2023	660	699
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	2,000	2,077
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025(c)	1,500	1,626
3.40%, 5/1/2026	650	727
(SOFR + 1.15%), 2.67%, 1/29/2031(c)	2,400	2,578
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039(c)	2,000	2,393
Citizens Financial Group, Inc. 2.64%, 9/30/2032(a)	500	521

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025(a)	1,339	1,532
Cooperatieve Rabobank UA (Netherlands)
3.88%, 2/8/2022	903	941
2.63%, 7/22/2024(a)	400	427
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026(a)(c)	1,500	1,548
Discover Bank
4.20%, 8/8/2023	447	489
2.45%, 9/12/2024	900	951
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	800	877
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(c)	1,800	1,939
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025(c)	1,000	1,054
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(c)	1,250	1,415
(SOFR + 1.95%), 2.36%, 8/18/2031(c)	491	505
Huntington Bancshares, Inc. 2.55%, 2/4/2030	1,600	1,712
ING Groep NV (Netherlands) 3.95%, 3/29/2027	406	467
KeyBank NA 3.30%, 6/1/2025	800	892
Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	500	507
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026(c)	350	368
3.75%, 1/11/2027	869	979
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	221	228
3.76%, 7/26/2023	864	936
2.19%, 2/25/2025	1,550	1,633
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	580	599
2.60%, 9/11/2022	300	312
(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 7/10/2024(c)	500	507
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(c)	1,435	1,564
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030(c)	620	735
Nordea Bank Abp (Finland) 4.25%, 9/21/2022(a)	591	628
PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	800	875
Regions Financial Corp. 2.75%, 8/14/2022	402	417
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	1,097	1,301
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	250	251
Societe Generale SA (France) 2.63%, 1/22/2025(a)	1,200	1,262
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024(a)	1,200	1,318
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(a)(c)	600	632
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.70%, 7/16/2024	1,982	2,117
2.45%, 9/27/2024	800	847
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	442	487
Truist Bank 2.75%, 5/1/2023	1,500	1,582
US Bancorp
Series V, 2.63%, 1/24/2022	732	750
3.60%, 9/11/2024	215	238
Wachovia Corp. 7.57%, 8/1/2026(d)	700	916
Wells Fargo & Co.
3.00%, 2/19/2025	1,368	1,483
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025(c)	1,200	1,264
3.00%, 4/22/2026	800	878
4.30%, 7/22/2027	2,000	2,331
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(c)	1,000	1,130
Westpac Banking Corp. (Australia)
2.50%, 6/28/2022	1,100	1,138
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030(c)	500	521

		81,088

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, 1/23/2025	4,250	4,827
4.75%, 1/23/2029	1,395	1,712
Coca-Cola Co. (The) 1.45%, 6/1/2027	382	394
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	250	271
1.85%, 9/1/2032	401	404
Constellation Brands, Inc.
3.15%, 8/1/2029	400	444
2.88%, 5/1/2030	119	130
Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	1,000	1,037

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	745	859
4.60%, 5/25/2028	400	484
PepsiCo, Inc.
2.38%, 10/6/2026	200	218
2.63%, 7/29/2029	1,400	1,548

		12,328

Biotechnology — 0.5%
AbbVie, Inc.
2.90%, 11/6/2022	500	523
3.85%, 6/15/2024	1,250	1,376
2.95%, 11/21/2026	578	639
4.25%, 11/14/2028	1,000	1,207
3.20%, 11/21/2029	475	538
Amgen, Inc. 2.20%, 2/21/2027	356	378
Baxalta, Inc. 3.60%, 6/23/2022	35	37
Biogen, Inc. 2.25%, 5/1/2030	394	407
Gilead Sciences, Inc.
3.70%, 4/1/2024	1,456	1,588
3.50%, 2/1/2025	35	39
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	231	227

		6,959

Building Products — 0.0%(b)
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027(a)	222	246

Capital Markets — 2.8%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	550	606
Bank of New York Mellon Corp. (The)
4.15%, 2/1/2021	440	443
3.40%, 1/29/2028	1,500	1,721
BlackRock, Inc. 3.20%, 3/15/2027	400	451
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023(a)	470	512
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	850	983
Charles Schwab Corp. (The) 3.20%, 3/2/2027	250	280
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	2,320	2,574
Credit Suisse Group AG (Switzerland) 4.55%, 4/17/2026	500	586
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	600	616
3.95%, 2/27/2023	500	531
(SOFR + 2.16%), 2.22%, 9/18/2024(c)	360	367
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(c)	500	511
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(c)	196	204
4.00%, 3/3/2024	2,250	2,486
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025(c)	403	439
4.25%, 10/21/2025	1,592	1,828
3.50%, 11/16/2026	1,200	1,342
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)	2,384	2,727
Invesco Finance plc 3.75%, 1/15/2026	436	492
Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025(a)	1,000	1,062
Macquarie Group Ltd. (Australia)
6.25%, 1/14/2021(a)	800	806
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030(a)(c)	200	240
Morgan Stanley
5.75%, 1/25/2021	687	692
3.70%, 10/23/2024	1,000	1,112
5.00%, 11/24/2025	622	741
(SOFR + 1.99%), 2.19%, 4/28/2026(c)	4,000	4,219
4.35%, 9/8/2026	2,880	3,380
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	453	478
State Street Corp. 3.10%, 5/15/2023	1,724	1,834
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	219	226
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(c)	700	726
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030(a)(c)	449	502

		35,717

Chemicals — 0.4%
Dow Chemical Co. (The) 3.50%, 10/1/2024	529	580
Ecolab, Inc. 3.25%, 1/14/2023	330	348
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	93	110
Linde, Inc. 2.20%, 8/15/2022	500	514
Mosaic Co. (The) 3.25%, 11/15/2022	243	254
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	168	185
Nutrition & Biosciences, Inc. 1.83%, 10/15/2027(a)	310	317
Rohm and Haas Co. 7.85%, 7/15/2029	315	446
Sherwin-Williams Co. (The)
3.30%, 2/1/2025	225	237
3.45%, 6/1/2027	670	762

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Westlake Chemical Corp. 3.60%, 8/15/2026	1,150	1,273

		5,026

Commercial Services & Supplies — 0.1%
Republic Services, Inc.
3.55%, 6/1/2022	417	433
1.45%, 2/15/2031	254	251

		684

Communications Equipment — 0.0%(b)
Cisco Systems, Inc.
2.90%, 3/4/2021	181	182
2.95%, 2/28/2026	200	223

		405

Construction & Engineering — 0.0%(b)
Quanta Services, Inc. 2.90%, 10/1/2030	175	189

Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025(a)	250	281
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	260	290
3.50%, 12/15/2027	300	337

		908

Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland)
3.50%, 5/26/2022	400	411
3.30%, 1/23/2023	1,200	1,239
4.13%, 7/3/2023	1,400	1,484
4.50%, 9/15/2023	234	251
4.45%, 10/1/2025	800	864
3.65%, 7/21/2027	594	615
American Express Co.
3.38%, 5/17/2021	1,000	1,012
2.50%, 7/30/2024	1,000	1,065
American Honda Finance Corp. 2.40%, 6/27/2024	800	849
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023(a)	200	209
3.95%, 7/1/2024(a)	660	678
2.88%, 2/15/2025(a)	900	884
4.25%, 4/15/2026(a)	1,080	1,118
Caterpillar Financial Services Corp.
2.75%, 8/20/2021	510	519
2.85%, 6/1/2022	900	934
John Deere Capital Corp.
3.15%, 10/15/2021	650	666
2.70%, 1/6/2023	298	312
3.45%, 3/13/2025	500	559
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(a)	2,050	2,144
5.50%, 2/15/2024(a)	1,200	1,281
Toyota Motor Credit Corp. 2.63%, 1/10/2023	800	837

		17,931

Containers & Packaging — 0.1%
International Paper Co. 3.80%, 1/15/2026	354	402
Packaging Corp. of America 3.00%, 12/15/2029	300	332
WRKCo, Inc.
3.00%, 9/15/2024	350	377
4.90%, 3/15/2029	150	184

		1,295

Diversified Financial Services — 0.8%
AIG Global Funding 2.30%, 7/1/2022(a)	200	206
Blackstone 3.65%, 7/14/2023(a)	550	567
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	900	1,038
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022(a)	490	512
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 3.96%, 9/19/2023(a)	820	885
National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/2028	1,250	1,445
ORIX Corp. (Japan) 2.90%, 7/18/2022	277	287
Shell International Finance BV (Netherlands)
3.40%, 8/12/2023	150	162
3.25%, 5/11/2025	2,500	2,769
2.88%, 5/10/2026	788	872
3.88%, 11/13/2028	500	591
Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024(a)	400	431

		9,765

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
4.13%, 2/17/2026	2,500	2,897
4.10%, 2/15/2028	200	235
4.30%, 2/15/2030	1,500	1,791
Telefonica Emisiones SA (Spain) 5.46%, 2/16/2021	114	115
Verizon Communications, Inc.
2.63%, 8/15/2026	2,000	2,186
4.02%, 12/3/2029	533	634
1.68%, 10/30/2030(a)	1,818	1,823
4.40%, 11/1/2034	350	442
2.99%, 10/30/2056(a)	382	404

		10,527

Electric Utilities — 1.9%
Arizona Public Service Co. 3.35%, 6/15/2024	372	403
Baltimore Gas and Electric Co. 2.80%, 8/15/2022	1,595	1,652
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028(a)	476	506
4.55%, 11/15/2030(a)	290	336

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021(a)	237	241
Connecticut Light and Power Co. (The)
Series A, 3.20%, 3/15/2027	700	781
DTE Electric Co.
3.90%, 6/1/2021	200	202
2.65%, 6/15/2022	197	203
3.65%, 3/15/2024	500	545
Duke Energy Carolinas LLC
3.95%, 11/15/2028	1,500	1,800
6.45%, 10/15/2032	50	72
Duke Energy Corp. 3.55%, 9/15/2021	233	237
Duke Energy Progress LLC 2.80%, 5/15/2022	461	475
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030(a)	421	430
Edison International 3.55%, 11/15/2024	600	637
Enel Finance International NV (Italy)
4.63%, 9/14/2025(a)	425	496
3.63%, 5/25/2027(a)	450	510
Entergy Arkansas LLC
3.05%, 6/1/2023	765	808
3.50%, 4/1/2026	260	294
Entergy Mississippi LLC 2.85%, 6/1/2028	269	297
Evergy, Inc.
4.85%, 6/1/2021	813	822
2.90%, 9/15/2029	368	400
Fortis, Inc. (Canada) 3.06%, 10/4/2026	341	374
Indiana Michigan Power Co.
Series J, 3.20%, 3/15/2023	100	106
Interstate Power and Light Co. 4.10%, 9/26/2028	1,000	1,193
ITC Holdings Corp. 2.95%, 5/14/2030(a)	251	274
Kentucky Utilities Co. 3.30%, 10/1/2025	200	222
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	94	104
Niagara Mohawk Power Corp. 3.51%, 10/1/2024(a)	938	1,025
NRG Energy, Inc. 2.45%, 12/2/2027(a)	445	456
Ohio Power Co.
Series M, 5.38%, 10/1/2021	1,200	1,249
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	300	395
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.60%, 11/15/2021(c)	893	894
4.55%, 7/1/2030	1,400	1,598
Pennsylvania Electric Co. 3.25%, 3/15/2028(a)	256	276
PPL Capital Funding, Inc. 4.20%, 6/15/2022	752	788
PPL Electric Utilities Corp. 2.50%, 9/1/2022	224	231
Public Service Co. of New Hampshire 3.50%, 11/1/2023	283	306
Public Service Co. of Oklahoma 4.40%, 2/1/2021	220	221
Southern California Edison Co. 3.88%, 6/1/2021	958	966
Southern Co. (The) 3.25%, 7/1/2026	500	560
Virginia Electric and Power Co. Series C, 2.75%, 3/15/2023	1,600	1,677

		25,062

Electrical Equipment — 0.0%(b)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	350	362

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	926	1,045

Energy Equipment & Services — 0.1%
Halliburton Co.
8.75%, 2/15/2021	750	762
3.80%, 11/15/2025	22	24
Schlumberger Holdings Corp. 3.75%, 5/1/2024(a)	460	499

		1,285

Entertainment — 0.2%
Walt Disney Co. (The)
3.70%, 10/15/2025	1,000	1,129
7.43%, 10/1/2026	600	804

		1,933

Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2027	285	326
3.38%, 8/15/2031	475	541
American Tower Corp.
3.50%, 1/31/2023	860	915
2.40%, 3/15/2025	400	425
1.50%, 1/31/2028	545	548
AvalonBay Communities, Inc.
3.35%, 5/15/2027	225	251
2.45%, 1/15/2031	900	963
Boston Properties LP 3.80%, 2/1/2024	909	989
Brixmor Operating Partnership LP 3.85%, 2/1/2025	375	406
Crown Castle International Corp. 4.45%, 2/15/2026	1,200	1,384
Duke Realty LP 3.63%, 4/15/2023	672	713
Equinix, Inc. 1.55%, 3/15/2028	1,177	1,186
Essex Portfolio LP 1.65%, 1/15/2031	529	523
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	163	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	269	292
2.00%, 3/15/2031	175	173
Healthpeak Properties, Inc. 3.88%, 8/15/2024	2,098	2,323
Kimco Realty Corp. 2.70%, 10/1/2030	475	494
Life Storage LP 2.20%, 10/15/2030	250	253
Mid-America Apartments LP 1.70%, 2/15/2031	287	285
National Retail Properties, Inc. 3.60%, 12/15/2026	247	271
Prologis LP 1.25%, 10/15/2030	362	357
Realty Income Corp.
3.25%, 10/15/2022	600	628
3.88%, 7/15/2024	400	442
Regency Centers LP 2.95%, 9/15/2029	266	281
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	400	426
Simon Property Group LP
2.00%, 9/13/2024	1,200	1,247
2.45%, 9/13/2029	520	532
SITE Centers Corp. 3.63%, 2/1/2025	100	103
UDR, Inc.
2.95%, 9/1/2026	106	116
3.50%, 7/1/2027	323	360
3.20%, 1/15/2030	260	290
2.10%, 8/1/2032	306	308
Ventas Realty LP
3.75%, 5/1/2024	470	511
3.50%, 2/1/2025	90	99
4.13%, 1/15/2026	158	181
Welltower, Inc. 4.50%, 1/15/2024	900	992
WP Carey, Inc. 2.40%, 2/1/2031	135	138

		20,451

Food & Staples Retailing — 0.3%
Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030(a)	600	650
Kroger Co. (The)
4.50%, 1/15/2029	950	1,171
5.40%, 7/15/2040	92	122
Sysco Corp. 3.25%, 7/15/2027	200	221
Walmart, Inc.
3.30%, 4/22/2024	200	218
3.05%, 7/8/2026	700	786
3.70%, 6/26/2028	1,000	1,180

		4,348

Food Products — 0.5%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	561	652
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	500	510
Campbell Soup Co.
3.95%, 3/15/2025	300	338
2.38%, 4/24/2030	576	603
General Mills, Inc. 4.00%, 4/17/2025	1,200	1,358
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89	103
Mondelez International, Inc. 1.88%, 10/15/2032	1,200	1,217
Smithfield Foods, Inc. 5.20%, 4/1/2029(a)	556	662
Tyson Foods, Inc.
2.25%, 8/23/2021	313	317
3.90%, 9/28/2023	500	545
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	200	221

		6,526

Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	350	386
ONE Gas, Inc. 2.00%, 5/15/2030	248	261

		647

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories
3.88%, 9/15/2025	1,284	1,471
L3 to L2, 3.75%, 11/30/2026	650	759
Becton Dickinson and Co.
3.36%, 6/6/2024	100	108
3.70%, 6/6/2027	1,500	1,722
Boston Scientific Corp.
3.75%, 3/1/2026	316	359
4.00%, 3/1/2029	189	222
Medtronic, Inc. 3.50%, 3/15/2025	1,307	1,465
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	174	186
3.55%, 4/1/2025	530	583

		6,875

Health Care Providers & Services — 1.0%
Anthem, Inc.
3.30%, 1/15/2023	700	741
3.65%, 12/1/2027	1,000	1,149
Cigna Corp.
3.50%, 6/15/2024	400	436
4.38%, 10/15/2028	1,000	1,202
CommonSpirit Health
3.35%, 10/1/2029	733	795
2.78%, 10/1/2030	600	619
CVS Health Corp.
3.70%, 3/9/2023	432	462
4.10%, 3/25/2025	705	799
2.70%, 8/21/2040	750	758

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HCA, Inc. 4.13%, 6/15/2029	1,250	1,444
Laboratory Corp. of America Holdings 3.25%, 9/1/2024	1,000	1,087
Quest Diagnostics, Inc.
2.95%, 6/30/2030	93	102
2.80%, 6/30/2031	391	431
UnitedHealth Group, Inc.
4.70%, 2/15/2021	255	256
3.38%, 11/15/2021	187	191
2.75%, 2/15/2023	365	382
2.88%, 3/15/2023	645	682
3.75%, 7/15/2025	1,200	1,366
Universal Health Services, Inc. 2.65%, 10/15/2030(a)	466	480

		13,382

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.
3.38%, 5/26/2025	1,250	1,389
3.80%, 4/1/2028	440	514
Starbucks Corp.
2.70%, 6/15/2022	326	336
2.25%, 3/12/2030	850	891

		3,130

Household Durables — 0.1%
DR Horton, Inc. 1.40%, 10/15/2027	1,100	1,098

Independent Power and Renewable Electricity Producers — 0.0%(b)
Exelon Generation Co. LLC
3.40%, 3/15/2022	90	93
4.25%, 6/15/2022	90	94

		187

Industrial Conglomerates — 0.2%
General Electric Co. 5.88%, 1/14/2038	70	91
Honeywell International, Inc. 4.25%, 3/1/2021	1,200	1,212
Roper Technologies, Inc. 3.80%, 12/15/2026	1,000	1,153

		2,456

Insurance — 1.3%
AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029(a)	595	673
Allstate Corp. (The) 3.15%, 6/15/2023	651	697
American International Group, Inc.
3.75%, 7/10/2025	818	918
3.90%, 4/1/2026	400	457
Assurant, Inc. 4.20%, 9/27/2023	145	157
Athene Global Funding 2.75%, 6/25/2024(a)	550	577
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	1,900	1,998
CNA Financial Corp.
3.95%, 5/15/2024	499	550
4.50%, 3/1/2026	364	427
Guardian Life Global Funding
2.50%, 5/8/2022(a)	500	515
3.40%, 4/25/2023(a)	230	246
Jackson National Life Global Funding 3.05%, 4/29/2026(a)	1,135	1,255
Liberty Mutual Group, Inc.
4.25%, 6/15/2023(a)	210	230
4.57%, 2/1/2029(a)	1,640	2,010
Lincoln National Corp. 4.20%, 3/15/2022	864	906
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	449	525
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	700	773
Metropolitan Life Global Funding I
3.88%, 4/11/2022(a)	426	447
3.00%, 1/10/2023(a)	1,600	1,687
New York Life Global Funding 2.35%, 7/14/2026(a)	953	1,026
Principal Financial Group, Inc. 3.13%, 5/15/2023	471	503
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(a)	650	844

		17,421

Interactive Media & Services — 0.2%
Alphabet, Inc. 1.10%, 8/15/2030	2,000	1,983

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.15%, 8/22/2027	900	1,023
3.88%, 8/22/2037	350	444

		1,467

IT Services — 0.3%
DXC Technology Co. 4.25%, 4/15/2024	151	163
Fidelity National Information Services, Inc. 3.75%, 5/21/2029	208	243
Global Payments, Inc. 3.20%, 8/15/2029	600	666
International Business Machines Corp. 3.50%, 5/15/2029	1,800	2,082
Western Union Co. (The) 3.60%, 3/15/2022	100	103

		3,257

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	1,250	1,410

Machinery — 0.2%
Illinois Tool Works, Inc. 3.50%, 3/1/2024	1,400	1,523
Parker-Hannifin Corp. 3.30%, 11/21/2024	228	250
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	900	1,016
Xylem, Inc. 3.25%, 11/1/2026	111	124

		2,913

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Media — 1.2%
Charter Communications Operating LLC 4.91%, 7/23/2025	2,460	2,847
Comcast Corp.
3.00%, 2/1/2024	1,168	1,257
3.70%, 4/15/2024	1,500	1,651
3.38%, 2/15/2025	1,226	1,352
3.95%, 10/15/2025	1,209	1,386
3.15%, 3/1/2026	221	247
3.90%, 3/1/2038	1,136	1,397
Cox Communications, Inc.
3.50%, 8/15/2027(a)	615	694
1.80%, 10/1/2030(a)	450	451
Discovery Communications LLC 3.95%, 3/20/2028	900	1,033
Fox Corp. 4.71%, 1/25/2029	910	1,100
Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285	324
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	500	779
ViacomCBS, Inc. 3.70%, 8/15/2024	1,019	1,116

		15,634

Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 4.50%, 3/15/2028(a)	1,000	1,156
Glencore Funding LLC (Australia) 2.50%, 9/1/2030(a)	500	498
Nucor Corp. 4.00%, 8/1/2023	305	330
Steel Dynamics, Inc.
1.65%, 10/15/2027	374	381
3.45%, 4/15/2030	28	31

		2,396

Multiline Retail — 0.2%
Dollar General Corp. 3.50%, 4/3/2030	1,750	2,012
Target Corp. 2.25%, 4/15/2025	959	1,026

		3,038

Multi-Utilities — 0.3%
CMS Energy Corp. 2.95%, 2/15/2027	170	184
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	690	803
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	350	362
NiSource, Inc. 3.95%, 3/30/2048	100	123
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	417	411
Sempra Energy 4.05%, 12/1/2023	192	210
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	939	955
WEC Energy Group, Inc. 1.38%, 10/15/2027	800	803

		3,851

Oil, Gas & Consumable Fuels — 3.5%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027(a)	922	1,039
BP Capital Markets America, Inc.
3.22%, 11/28/2023	750	806
3.22%, 4/14/2024	3,067	3,311
Cameron LNG LLC 2.90%, 7/15/2031(a)	146	160
Chevron Corp.
1.55%, 5/11/2025	300	312
2.95%, 5/16/2026	1,200	1,328
CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	833	909
Concho Resources, Inc.
3.75%, 10/1/2027	600	682
2.40%, 2/15/2031	125	131
Diamondback Energy, Inc. 3.25%, 12/1/2026	600	635
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	467	504
5.38%, 6/26/2026	773	885
Enbridge, Inc. (Canada) 2.50%, 1/15/2025	400	421
Energy Transfer Operating LP
3.60%, 2/1/2023	267	277
4.90%, 2/1/2024	570	619
4.05%, 3/15/2025	182	196
2.90%, 5/15/2025	2,700	2,801
Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023(a)	1,145	1,246
Enterprise Products Operating LLC
3.35%, 3/15/2023	225	238
3.90%, 2/15/2024	263	288
3.75%, 2/15/2025	850	947
3.70%, 2/15/2026	651	734
3.95%, 2/15/2027	596	686
Equinor ASA (Norway) 2.88%, 4/6/2025	1,179	1,281
Exxon Mobil Corp.
2.71%, 3/6/2025	1,200	1,294
2.61%, 10/15/2030	1,268	1,384
Gray Oak Pipeline LLC 2.60%, 10/15/2025(a)	312	317
HollyFrontier Corp.
2.63%, 10/1/2023	95	96
5.88%, 4/1/2026	400	434
Kinder Morgan, Inc. 3.15%, 1/15/2023	1,500	1,576
Marathon Petroleum Corp. 3.63%, 9/15/2024	964	1,036
MPLX LP
3.38%, 3/15/2023	200	211
4.13%, 3/1/2027	518	584
4.25%, 12/1/2027	118	134
2.65%, 8/15/2030	364	369

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Newfield Exploration Co. 5.38%, 1/1/2026	1,200	1,257
Noble Energy, Inc.
3.85%, 1/15/2028	350	405
3.25%, 10/15/2029	600	680
ONEOK Partners LP 3.38%, 10/1/2022	600	625
ONEOK, Inc. 3.40%, 9/1/2029	1,000	1,037
Phillips 66
1.30%, 2/15/2026	178	179
3.90%, 3/15/2028	700	797
Pioneer Natural Resources Co. 1.90%, 8/15/2030	600	590
Plains All American Pipeline LP
3.65%, 6/1/2022	705	724
3.60%, 11/1/2024	800	835
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025(a)	210	214
Suncor Energy, Inc. (Canada)
3.60%, 12/1/2024	1,350	1,487
5.95%, 12/1/2034	300	377
Sunoco Logistics Partners Operations LP 5.95%, 12/1/2025	506	584
TC PipeLines LP 3.90%, 5/25/2027	141	156
Texas Eastern Transmission LP 2.80%, 10/15/2022(a)	1,153	1,181
Total Capital Canada Ltd. (France) 2.75%, 7/15/2023	821	872
Total Capital International SA (France)
2.70%, 1/25/2023	200	210
3.75%, 4/10/2024	600	664
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	2,345	2,538
Valero Energy Corp. 2.85%, 4/15/2025	1,200	1,260
Williams Cos., Inc. (The) 3.90%, 1/15/2025	262	289

		44,832

Pharmaceuticals — 1.1%
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	616	608
Bristol-Myers Squibb Co.
2.00%, 8/1/2022	1,210	1,243
3.25%, 8/15/2022	600	630
2.90%, 7/26/2024	1,000	1,081
3.40%, 7/26/2029	561	655
Eli Lilly and Co. 3.38%, 3/15/2029	600	698
Merck & Co., Inc. 3.40%, 3/7/2029	750	877
Mylan, Inc. 3.13%, 1/15/2023(a)	600	630
Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	1,153	1,279
Pfizer, Inc. 3.20%, 9/15/2023	3,200	3,451
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	700	782
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	1,800	1,838
Zoetis, Inc. 3.00%, 9/12/2027	900	1,009

		14,781

Real Estate Management & Development — 0.0%(b)
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027(a)	219	245
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027(a)	325	360

		605

Road & Rail — 1.0%
Burlington Northern Santa Fe LLC 4.10%, 6/1/2021	2,000	2,019
Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	1,146	1,197
CSX Corp.
3.25%, 6/1/2027	1,068	1,207
4.25%, 3/15/2029	500	606
ERAC USA Finance LLC
4.50%, 8/16/2021(a)	315	324
3.85%, 11/15/2024(a)	650	722
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	457
Norfolk Southern Corp.
2.90%, 2/15/2023	562	590
3.85%, 1/15/2024	750	819
2.90%, 6/15/2026	200	221
Penske Truck Leasing Co. LP 4.20%, 4/1/2027(a)	1,250	1,440
Ryder System, Inc. 4.63%, 6/1/2025	800	922
Union Pacific Corp.
3.75%, 3/15/2024	800	873
3.25%, 1/15/2025	850	933
2.40%, 2/5/2030	600	649

		12,979

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 3.13%, 12/5/2023	122	131
Broadcom, Inc. 4.11%, 9/15/2028	2,687	3,076
Intel Corp. 2.45%, 11/15/2029	1,400	1,527
QUALCOMM, Inc. 3.25%, 5/20/2027	913	1,035
Texas Instruments, Inc. 2.75%, 3/12/2021	790	794

		6,563

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Software — 0.7%
Intuit, Inc.
1.35%, 7/15/2027	166	169
1.65%, 7/15/2030	1,100	1,127
Microsoft Corp.
3.13%, 11/3/2025	1,800	2,011
2.40%, 8/8/2026	1,200	1,307
Oracle Corp.
2.50%, 5/15/2022	540	555
2.95%, 11/15/2024	1,600	1,736
2.65%, 7/15/2026	1,800	1,963
6.50%, 4/15/2038	50	80

		8,948

Specialty Retail — 0.5%
AutoZone, Inc. 4.00%, 4/15/2030	823	969
Home Depot, Inc. (The)
3.75%, 2/15/2024	486	534
2.95%, 6/15/2029	1,500	1,697
Lowe’s Cos., Inc.
3.13%, 9/15/2024	1,004	1,089
3.65%, 4/5/2029	638	744
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300	338
3.60%, 9/1/2027	463	526

		5,897

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.
2.75%, 1/13/2025	1,700	1,839
3.20%, 5/13/2025	1,154	1,283
2.90%, 9/12/2027	2,474	2,771
Dell International LLC
4.90%, 10/1/2026(a)	600	701
5.30%, 10/1/2029(a)	1,000	1,208
Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	700	715

		8,517

Thrifts & Mortgage Finance — 0.1%
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025(a)	963	961

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	1,000	1,082
2.26%, 3/25/2028	1,062	1,095
Philip Morris International, Inc. 3.38%, 8/11/2025	850	946

		3,123

Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.88%, 7/3/2023	400	424
3.00%, 9/15/2023	1,400	1,451
3.63%, 4/1/2027	1,000	1,051
Aircastle Ltd. 4.40%, 9/25/2023	550	565
Aviation Capital Group LLC 5.50%, 12/15/2024(a)	860	921
BOC Aviation Ltd. (Singapore)
2.38%, 9/15/2021(a)	500	503
3.50%, 10/10/2024(a)	400	423

		5,338

Water Utilities — 0.1%
American Water Capital Corp. 3.40%, 3/1/2025	664	733

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	693	721
Rogers Communications, Inc. (Canada) 3.63%, 12/15/2025	608	688
T-Mobile USA, Inc.
2.05%, 2/15/2028(a)	275	283
3.88%, 4/15/2030(a)	1,400	1,606
2.25%, 11/15/2031(a)	1,000	1,014
Vodafone Group plc (United Kingdom) 3.75%, 1/16/2024	1,800	1,968

		6,280

TOTAL CORPORATE BONDS (Cost $437,650)		467,919

U.S. TREASURY OBLIGATIONS — 21.5%
U.S. Treasury Inflation Indexed Notes
0.13%, 4/15/2021(e)	24,751	27,212
0.13%, 1/15/2022	3,000	3,499
0.13%, 4/15/2022	91,779	99,801
U.S. Treasury Inflation Linked Notes
0.13%, 1/15/2023	97,499	113,241
0.13%, 1/15/2030	30,294	33,744

TOTAL U.S. TREASURY OBLIGATIONS (Cost $271,730)		277,497

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.3%
20 Times Square Trust
Series 2018-20TS, Class A, 3.20%, 5/15/2035(a)(f)	1,162	1,163
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036(a)	1,400	1,429
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ08, Class A2, 2.36%, 8/25/2022	247	251
Series KJ13, Class A2, 2.86%, 8/25/2022	940	966
Series KJ18, Class A2, 3.07%, 8/25/2022	1,020	1,049
Series KF12, Class A, 0.84%, 9/25/2022(f)	18	18

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series KJ09, Class A2, 2.84%, 9/25/2022	239	247
Series KSMC, Class A2, 2.62%, 1/25/2023	6,000	6,282
Series K027, Class A2, 2.64%, 1/25/2023	800	834
Series KJ11, Class A2, 2.93%, 1/25/2023	1,035	1,081
Series K029, Class A2, 3.32%, 2/25/2023	2,045	2,166
Series K034, Class A2, 3.53%, 7/25/2023(f)	5,000	5,372
Series K036, Class A2, 3.53%, 10/25/2023(f)	3,000	3,240
Series K038, Class A2, 3.39%, 3/25/2024	4,768	5,192
Series K727, Class AM, 3.04%, 7/25/2024	1,400	1,513
Series K039, Class A2, 3.30%, 7/25/2024	2,550	2,784
Series J22F, Class A2, 4.09%, 9/25/2024	356	389
Series K729, Class A2, 3.14%, 10/25/2024	1,219	1,326
Series K041, Class A2, 3.17%, 10/25/2024	7,000	7,666
Series K046, Class A2, 3.21%, 3/25/2025	2,503	2,764
Series KL3L, Class ALNZ, 3.46%, 4/25/2025(f)	2,000	2,220
Series KPLB, Class A, 2.77%, 5/25/2025	1,750	1,890
Series K048, Class A2, 3.28%, 6/25/2025(f)	3,480	3,872
Series K049, Class A2, 3.01%, 7/25/2025	2,469	2,718
Series KLU2, Class A7, 2.23%, 9/25/2025(f)	550	582
Series K056, Class A2, 2.53%, 5/25/2026	4,000	4,359
Series K058, Class A1, 2.34%, 7/25/2026	1,662	1,744
Series K737, Class AM, 2.10%, 10/25/2026	3,110	3,323
Series K060, Class A2, 3.30%, 10/25/2026	2,000	2,274
Series K066, Class A2, 3.12%, 6/25/2027	1,362	1,544
Series K067, Class A2, 3.19%, 7/25/2027	1,686	1,922
Series K069, Class A2, 3.19%, 9/25/2027(f)	3,500	4,008
Series K070, Class A2, 3.30%, 11/25/2027(f)	910	1,051
Series K072, Class A2, 3.44%, 12/25/2027	473	550
Series K073, Class A2, 3.35%, 1/25/2028	2,759	3,186
Series K081, Class A1, 3.88%, 2/25/2028	1,240	1,406
Series K077, Class A2, 3.85%, 5/25/2028(f)	1,690	2,015
Series K078, Class A2, 3.85%, 6/25/2028	1,541	1,837
Series K079, Class A2, 3.93%, 6/25/2028	3,600	4,311
Series K083, Class A2, 4.05%, 9/25/2028(f)	594	716
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,525	1,568
Series 2013-M9, Class A2, 2.39%, 1/25/2023(f)	3,892	4,023
Series 2013-M13, Class A2, 2.64%, 4/25/2023(f)	1,403	1,460
Series 2014-M1, Class A2, 3.23%, 7/25/2023(f)	2,164	2,274
Series 2014-M2, Class A2, 3.51%, 12/25/2023(f)	5,438	5,801
Series 2014-M3, Class A2, 3.50%, 1/25/2024(f)	2,084	2,252
Series 2014-M8, Class A2, 3.06%, 6/25/2024(f)	5,262	5,619
Series 2014-M9, Class A2, 3.10%, 7/25/2024(f)	4,509	4,874
Series 2014-M13, Class A2, 3.02%, 8/25/2024(f)	1,828	1,961
Series 2016-M6, Class A2, 2.49%, 5/25/2026	800	870
Series 2015-M10, Class A2, 3.09%, 4/25/2027(f)	1,400	1,563
Series 2017-M8, Class A2, 3.06%, 5/25/2027(f)	1,500	1,681
Series 2017-M12, Class A2, 3.18%, 6/25/2027(f)	4,145	4,678
Series 2017-M13, Class A2, 3.04%, 9/25/2027(f)	472	530
Series 2018-M2, Class A2, 3.00%, 1/25/2028(f)	3,400	3,821
Series 2018-M4, Class A2, 3.15%, 3/25/2028(f)	2,415	2,737
Series 2018-M9, Class APT2, 3.23%, 4/25/2028(f)	3,533	3,933
Series 2018-M14, Class A2, 3.70%, 8/25/2028(f)	400	472
Series 2017-M5, Class A2, 3.29%, 4/25/2029(f)	3,500	3,984
Series 2018-M3, Class A2, 3.19%, 2/25/2030(f)	1,384	1,578
Series 2018-M13, Class A1, 3.82%, 3/25/2030(f)	737	856
Series 2020-M50, Class A1, 0.67%, 10/25/2030	1,624	1,611
Series 2020-M50, Class A2, 1.20%, 10/25/2030	415	421
Series 2020-M50, Class X1, IO, 2.05%, 10/25/2030(f)	7,340	888

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.81%, 1/25/2048(a)(f)	1,500	1,627
Series 2016-K722, Class B, 3.98%, 7/25/2049(a)(f)	735	779
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.74%, 12/12/2049‡(a)(f)	447	—	(g)
Morgan Stanley Capital I Trust Series 2007-HQ11, Class X, IO, 0.36%, 2/12/2044(a)(f)	281	—	(g)
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036(a)	300	313
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(a)	866	849
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486	1,554
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,040	1,071
WFRBS Commercial Mortgage Trust Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,704	1,725

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $147,572)		158,633

ASSET-BACKED SECURITIES — 10.3%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(a)	211	212
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025(a)	427	404
Series 2017-1, Class AA, 3.30%, 1/15/2030(a)	192	184
Ally Auto Receivables Trust
Series 2018-1, Class A3, 2.35%, 6/15/2022	146	147
Series 2018-2, Class A3, 2.92%, 11/15/2022	699	705
Series 2019-1, Class A3, 2.91%, 9/15/2023	467	476
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	32	32
Series 2016-3, Class AA, 3.00%, 10/15/2028	168	162
Series 2017-1, Class AA, 3.65%, 2/15/2029	234	228
American Credit Acceptance Receivables Trust
Series 2019-4, Class B, 2.43%, 10/12/2023(a)	455	459
Series 2020-3, Class A, 0.62%, 10/13/2023(a)	688	689
American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	1,120	1,158
American Tower Trust #1 3.07%, 3/15/2023(a)	500	510
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class A3, 3.07%, 12/19/2022	333	335
Series 2018-2, Class A3, 3.15%, 3/20/2023	610	616
Series 2018-3, Class A3, 3.38%, 7/18/2023	3,729	3,783
Series 2019-1, Class A3, 2.97%, 11/20/2023	470	477
Series 2019-2, Class A3, 2.28%, 1/18/2024	1,850	1,879
Series 2020-1, Class A3, 1.11%, 8/19/2024	820	828
Series 2020-2, Class A3, 0.66%, 12/18/2024	166	167
Series 2020-3, Class B, 0.76%, 12/18/2025	740	741
Ascentium Equipment Receivables Trust Series 2017-1A, Class A3, 2.29%, 6/10/2021(a)	13	13
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026(a)	710	729
BA Credit Card Trust
Series 2018-A2, Class A2, 3.00%, 9/15/2023	6,750	6,820
Series 2019-A1, Class A1, 1.74%, 1/15/2025	1,600	1,641
BMW Vehicle Lease Trust Series 2018-1, Class A3, 3.26%, 7/20/2021	41	41
Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	487	493
CarMax Auto Owner Trust
Series 2017-3, Class A3, 1.97%, 4/15/2022	55	55
Series 2017-4, Class A3, 2.11%, 10/17/2022	49	49
Series 2018-1, Class A3, 2.48%, 11/15/2022	210	212
Series 2018-2, Class A3, 2.98%, 1/17/2023	3,748	3,792
Series 2018-3, Class A3, 3.13%, 6/15/2023	1,376	1,400
Series 2018-4, Class A3, 3.36%, 9/15/2023	253	258
Series 2019-1, Class A3, 3.05%, 3/15/2024	797	815
Series 2020-1, Class A3, 1.89%, 12/16/2024	692	709
Series 2020-3, Class A3, 0.62%, 3/17/2025	665	669

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Carvana Auto Receivables Trust Series 2019-2A, Class C, 3.00%, 6/17/2024(a)	1,100	1,129
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1, 2.49%, 1/20/2023	6,794	6,815
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/2022	41	41
Series 2017-B, Class A3, 1.86%, 9/15/2022	65	65
Series 2017-C, Class A3, 2.08%, 2/15/2023	76	76
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	208	207
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052(a)	295	311
CPS Auto Receivables Trust
Series 2019-D, Class A, 2.17%, 12/15/2022(a)	58	58
Series 2020-A, Class A, 2.09%, 5/15/2023(a)	243	244
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class A, 3.01%, 2/16/2027(a)	74	74
Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	507	511
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	265	272
Series 2020-1A, Class A, 2.01%, 2/15/2029(a)	1,575	1,611
Dell Equipment Finance Trust Series 2019-1, Class A3, 2.83%, 3/22/2024(a)	1,090	1,106
Drive Auto Receivables Trust
Series 2019-4, Class A3, 2.16%, 5/15/2023	237	238
Series 2020-1, Class A3, 2.02%, 11/15/2023	385	389
Series 2018-2, Class C, 3.63%, 8/15/2024	107	108
Series 2020-2, Class B, 1.42%, 3/17/2025	160	162
DT Auto Owner Trust
Series 2020-3A, Class B, 0.91%, 12/16/2024(a)	535	535
Series 2019-2A, Class C, 3.18%, 2/18/2025(a)	650	664
Exeter Automobile Receivables Trust
Series 2019-3A, Class A, 2.59%, 9/15/2022(a)	35	35
Series 2019-4A, Class A, 2.18%, 1/17/2023(a)	88	88
Series 2020-1A, Class A, 2.05%, 6/15/2023(a)	228	228
Series 2020-3A, Class B, 0.79%, 9/16/2024	370	371
Fifth Third Auto Trust Series 2019-1, Class A4, 2.69%, 11/16/2026	355	371
First Investors Auto Owner Trust Series 2019-1A, Class A, 2.89%, 3/15/2024(a)	233	236
FirstKey Homes Trust Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	380	381
Flagship Credit Auto Trust
Series 2018-2, Class A, 2.97%, 10/17/2022(a)	86	86
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	98	98
Series 2019-2, Class A, 2.83%, 10/16/2023(a)	1,639	1,654
Series 2020-4, Class A, 0.53%, 4/15/2025(a)	3,500	3,502
Series 2019-2, Class B, 2.92%, 4/15/2025(a)	650	666
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	310	322
Ford Credit Auto Lease Trust
Series 2018-B, Class A4, 3.30%, 2/15/2022	819	824
Series 2019-A, Class A3, 2.90%, 5/15/2022	3,000	3,020
Series 2020-A, Class A3, 1.85%, 3/15/2023	600	609
Series 2020-B, Class A4, 0.69%, 10/15/2023	456	459
Ford Credit Auto Owner Trust Series 2018-B, Class A4, 3.38%, 3/15/2024	340	355
FREED ABS Trust Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	375	376
GLS Auto Receivables Issuer Trust Series 2019-2A, Class A, 3.06%, 4/17/2023(a)	112	113
GM Financial Automobile Leasing Trust
Series 2019-1, Class A3, 2.98%, 12/20/2021	419	421
Series 2019-3, Class A3, 2.03%, 6/20/2022	810	817
Series 2020-3, Class A3, 0.45%, 8/21/2023	640	642
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class A3, 2.32%, 7/18/2022	64	64
Series 2018-2, Class A3, 2.81%, 12/16/2022	588	594
Series 2018-3, Class A3, 3.02%, 5/16/2023	4,080	4,140
Harley-Davidson Motorcycle Trust Series 2019-A, Class A3, 2.34%, 2/15/2024	865	878

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(a)	247	259
Honda Auto Receivables Owner Trust
Series 2017-3, Class A3, 1.79%, 9/20/2021	7	7
Series 2018-2, Class A3, 3.01%, 5/18/2022	469	473
Series 2018-3, Class A3, 2.95%, 8/22/2022	2,512	2,542
Series 2019-4, Class A3, 1.83%, 1/18/2024	525	536
Hyundai Auto Lease Securitization Trust
Series 2018-B, Class A4, 3.20%, 6/15/2022(a)	1,011	1,013
Series 2019-A, Class A3, 2.98%, 7/15/2022(a)	5,460	5,500
Series 2020-B, Class A3, 0.51%, 9/15/2023(a)	1,185	1,188
Hyundai Auto Receivables Trust
Series 2017-B, Class A3, 1.77%, 1/18/2022	13	13
Series 2018-A, Class A3, 2.79%, 7/15/2022	351	354
Series 2018-B, Class A3, 3.20%, 12/15/2022	462	468
John Deere Owner Trust Series 2018-B, Class A3, 3.08%, 11/15/2022	759	768
Mercedes-Benz Auto Lease Trust
Series 2018-B, Class A3, 3.21%, 9/15/2021	164	165
Series 2019-A, Class A3, 3.10%, 11/15/2021	132	132
Series 2019-B, Class A3, 2.00%, 10/17/2022	75	76
Series 2020-A, Class A3, 1.84%, 12/15/2022	722	733
Nissan Auto Lease Trust
Series 2020-A, Class A2A, 1.80%, 5/16/2022	4,611	4,638
Series 2019-B, Class A3, 2.27%, 7/15/2022	495	500
Series 2020-B, Class A3, 0.43%, 10/16/2023	755	756
Series 2019-A, Class A4, 2.78%, 7/15/2024	305	310
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A3, 2.12%, 4/18/2022	62	62
Series 2018-C, Class A3, 3.22%, 6/15/2023	863	879
Octane Receivables Trust Series 2020-1A, Class A, 1.71%, 2/20/2025(a)	2,449	2,455
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	1,078	1,090
Progress Residential Trust Series 2020-SFR3, Class B, 1.50%, 10/17/2027‡(a)	785	788
Santander Drive Auto Receivables Trust
Series 2019-2, Class A3, 2.59%, 5/15/2023	160	160
Series 2020-2, Class A3, 0.67%, 4/15/2024	262	263
Series 2020-3, Class B, 0.69%, 3/17/2025	635	636
Series 2020-4, Class C, 1.01%, 1/15/2026	465	465
Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022(a)	1,820	1,849
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	133	127
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,663
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/2021(a)	417	421
Series 2019-A, Class A3, 2.16%, 10/20/2022(a)	370	378
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A2, 1.67%, 11/15/2022	4,558	4,589
Series 2020-A, Class A3, 1.66%, 5/15/2024	350	357
Series 2020-C, Class A4, 0.57%, 10/15/2025	532	534
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,178	1,158
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,178	1,149
Series 2018-1, Class AA, 3.50%, 3/1/2030	745	716
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022(a)	700	710
Vericrest Opportunity Loan Trust
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡(a)(d)	1,102	1,103
Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050‡(a)(d)	680	680
Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050‡(a)(d)	1,212	1,218
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	922	934
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.75%, 1/22/2024	471	471

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050‡(a)(d)	643	645
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050‡(a)(d)	1,160	1,160
Westlake Automobile Receivables Trust
Series 2020-2A, Class A2A, 0.93%, 2/15/2024(a)	1,062	1,065
Series 2020-3A, Class B, 0.78%, 11/17/2025(a)	815	816
World Financial Network Credit Card Master Trust
Series 2018-A, Class A, 3.07%, 12/16/2024	2,677	2,692
Series 2018-B, Class A, 3.46%, 7/15/2025	1,564	1,602
World Omni Auto Receivables Trust
Series 2020-A, Class A3, 1.70%, 1/17/2023	1,955	1,994
Series 2017-B, Class A3, 1.95%, 2/15/2023	116	117
Series 2018-C, Class A3, 3.13%, 11/15/2023	5,266	5,366
Series 2019-B, Class A3, 2.59%, 7/15/2024	917	934
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class A3, 3.19%, 12/15/2021	609	612
Series 2019-A, Class A3, 2.94%, 5/16/2022	900	910
Series 2020-B, Class A4, 0.52%, 2/17/2026	480	481
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	540	541

TOTAL ASSET-BACKED SECURITIES (Cost $132,114)		133,075

MORTGAGE-BACKED SECURITIES — 9.9%
FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	3	3
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	58	65
Pool # C91802, 3.50%, 1/1/2035	4,157	4,485
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	142	164
Pool # A57681, 6.00%, 12/1/2036	1	1
Pool # G06493, 4.50%, 5/1/2041	805	904
FHLMC Gold Pools, Other Pool # U90690, 3.50%, 6/1/2042	909	988
FHLMC UMBS, 20 Year Pool # RB5085, 2.00%, 11/1/2040	3,412	3,555
FHLMC UMBS, 30 Year Pool # ZM6956, 4.50%, 6/1/2048	1,862	2,062
FNMA Pool # AM2292, ARM, 0.49%, 1/1/2023(f)	784	782
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	2	2
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	675	728
Pool # AP9584, 3.00%, 10/1/2032	3,168	3,387
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	256	301
Pool # 735503, 6.00%, 4/1/2035	68	82
Pool # 888460, 6.50%, 10/1/2036	415	503
Pool # 888890, 6.50%, 10/1/2037	10	12
Pool # 949320, 7.00%, 10/1/2037	43	47
Pool # 995149, 6.50%, 10/1/2038	24	28
Pool # 994410, 7.00%, 11/1/2038	193	232
Pool # AD9151, 5.00%, 8/1/2040	450	523
Pool # AE0681, 4.50%, 12/1/2040	944	1,059
Pool # BM3500, 4.00%, 9/1/2047	1,912	2,130
Pool # BM3499, 4.00%, 12/1/2047	2,177	2,379
Pool # BE8354, 4.00%, 3/1/2048	1,254	1,342
FNMA, Other
Pool # 468614, 3.86%, 7/1/2021	1,088	1,094
Pool # 468159, 4.26%, 7/1/2021	935	940
Pool # AM6602, 2.63%, 9/1/2021	1,310	1,318
Pool # 469873, 3.03%, 12/1/2021	1,153	1,168
Pool # AL2044, 3.82%, 5/1/2022(f)	1,516	1,527

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 471513, 2.90%, 6/1/2022	995		1,019
Pool # 471881, 2.67%, 7/1/2022	2,000		2,048
Pool # 471828, 2.65%, 8/1/2022	2,000		2,051
Pool # AM1804, 2.19%, 12/1/2022	834		854
Pool # AM1619, 2.34%, 12/1/2022	2,314		2,375
Pool # AM2285, 2.41%, 1/1/2023	3,403		3,502
Pool # AL3594, 2.70%, 4/1/2023(f)	1,556		1,616
Pool # AM3301, 2.35%, 5/1/2023	2,145		2,231
Pool # AM3244, 2.52%, 5/1/2023	3,000		3,114
Pool # AM3432, 2.40%, 7/1/2023	2,939		3,052
Pool # AM4628, 3.69%, 11/1/2023	1,119		1,203
Pool # AM4716, 3.38%, 12/1/2023	1,428		1,539
Pool # AM7290, 2.97%, 12/1/2024	394		425
Pool # AM8674, 2.81%, 4/1/2025	2,200		2,374
Pool # AM8846, 2.68%, 5/1/2025	1,892		2,027
Pool # AN0029, 3.10%, 9/1/2025	2,419		2,657
Pool # AN1413, 2.49%, 5/1/2026	829		890
Pool # AN1497, 2.61%, 6/1/2026	860		931
Pool # AN1243, 2.64%, 6/1/2026	1,600		1,735
Pool # AN1247, 2.64%, 6/1/2026	1,576		1,709
Pool # AN3076, 2.46%, 10/1/2026	1,700		1,831
Pool # BL1211, 4.01%, 2/1/2027	590		675
Pool # AN6732, 2.83%, 5/1/2027	1,200		1,319
Pool # AN7338, 3.06%, 11/1/2027	1,000		1,121
Pool # AN7943, 3.10%, 1/1/2028	2,500		2,813
Pool # AN1161, 3.05%, 4/1/2028	986		1,108
Pool # AN9486, 3.57%, 6/1/2028	3,716		4,295
Pool # AN2069, 2.35%, 8/1/2028	1,440		1,554
Pool # BL0907, 3.88%, 12/1/2028	700		821
Pool # BM4162, 3.20%, 10/1/2029(f)	492		559
Pool # BL4333, 2.52%, 11/1/2029	1,200		1,308
Pool # 109707, 3.80%, 9/1/2033	410		467
Pool # MA1125, 4.00%, 7/1/2042	1,278		1,390
Pool # MA1437, 3.50%, 5/1/2043	1,577		1,714
Pool # MA1463, 3.50%, 6/1/2043	1,451		1,576
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 12/25/2050(h)	1,220		1,234
TBA, 2.00%, 12/25/2050(h)	21,895		22,745
TBA, 2.00%, 1/25/2051(h)	7,310		7,580
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	118		136
Pool # BA7567, 4.50%, 5/20/2048	2,425		2,617
Pool # BI0416, 4.50%, 11/20/2048	217		236
Pool # BM9692, 4.50%, 7/20/2049	1,096		1,187

TOTAL MORTGAGE-BACKED SECURITIES (Cost $122,228)			127,449

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2%
Bear Stearns ALT-A Trust Series 2004-6, Class 1A, 0.79%, 7/25/2034(f)	21		21
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	—	(g)	1
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4, 5.25%, 9/25/2033	10		10
Series 2004-HYB4, Class WA, 3.01%, 12/25/2034‡(f)	23		24
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	14		15
FHLMC, REMIC
Series 3874, Class DW, 3.50%, 6/15/2021	120		121
Series 2626, Class JC, 5.00%, 6/15/2023	269		279
Series 2649, Class WB, 3.50%, 7/15/2023	227		230
Series 1578, Class K, 6.90%, 9/15/2023	6		6
Series 2685, Class DT, 5.00%, 10/15/2023	223		232

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2687, Class JH, 5.00%, 10/15/2023	54	56
Series 2701, Class AC, 5.00%, 11/15/2023	370	387
Series 3521, Class B, 4.00%, 4/15/2024	283	294
Series 3544, Class BC, 4.00%, 6/15/2024	26	27
Series 3546, Class NB, 4.00%, 6/15/2024	1,210	1,256
Series 3562, Class JC, 4.00%, 8/15/2024	583	606
Series 3563, Class BD, 4.00%, 8/15/2024	376	390
Series 3571, Class MY, 4.00%, 9/15/2024	139	144
Series 3575, Class EB, 4.00%, 9/15/2024	393	408
Series 3577, Class B, 4.00%, 9/15/2024	626	652
Series 3578, Class KB, 4.00%, 9/15/2024	97	100
Series 2989, Class TG, 5.00%, 6/15/2025	388	412
Series 2988, Class TY, 5.50%, 6/15/2025	17	18
Series 3816, Class HA, 3.50%, 11/15/2025	1,429	1,514
Series 3087, Class KX, 5.50%, 12/15/2025	45	48
Series 3787, Class AY, 3.50%, 1/15/2026	555	584
Series 3794, Class LB, 3.50%, 1/15/2026	492	518
Series 3102, Class CE, 5.50%, 1/15/2026	580	618
Series 3123, Class HT, 5.00%, 3/15/2026	63	67
Series 3121, Class JD, 5.50%, 3/15/2026	20	21
Series 3150, Class EQ, 5.00%, 5/15/2026	213	227
Series 3898, Class KH, 3.50%, 6/15/2026	749	786
Series 3885, Class AC, 4.00%, 6/15/2026	444	462
Series 3911, Class B, 3.50%, 8/15/2026	750	792
Series 3959, Class PB, 3.00%, 11/15/2026	2,500	2,686
Series 4337, Class VJ, 3.50%, 6/15/2027	1,670	1,758
Series 3337, Class MD, 5.50%, 6/15/2027	36	39
Series 2110, Class PG, 6.00%, 1/15/2029	95	108
Series 3563, Class LB, 4.00%, 8/15/2029	19	20
Series 3653, Class B, 4.50%, 4/15/2030	126	139
Series 3824, Class EY, 3.50%, 3/15/2031	332	360
Series 2525, Class AM, 4.50%, 4/15/2032	575	644
Series 2441, Class GF, 6.50%, 4/15/2032	20	23
Series 2436, Class MC, 7.00%, 4/15/2032	13	14
Series 2760, Class KT, 4.50%, 9/15/2032	79	88
Series 2505, Class D, 5.50%, 9/15/2032	110	127
Series 2544, Class KE, 5.50%, 12/15/2032	60	68
Series 2557, Class HL, 5.30%, 1/15/2033	149	173
Series 2575, Class PE, 5.50%, 2/15/2033	41	47
Series 2586, Class WG, 4.00%, 3/15/2033	184	205
Series 2596, Class QD, 4.00%, 3/15/2033	151	167
Series 2621, Class QH, 5.00%, 5/15/2033	168	189
Series 2649, Class PJ, 3.50%, 6/15/2033	7	8
Series 2624, Class QH, 5.00%, 6/15/2033	223	257
Series 2648, Class BK, 5.00%, 7/15/2033	16	18
Series 4238, Class UY, 3.00%, 8/15/2033	3,650	3,985
Series 2673, Class PE, 5.50%, 9/15/2033	372	423
Series 2696, Class DG, 5.50%, 10/15/2033	317	347
Series 2725, Class TA, 4.50%, 12/15/2033	284	339
Series 2733, Class ME, 5.00%, 1/15/2034	312	360
Series 2768, Class PK, 5.00%, 3/15/2034	240	264
Series 3659, Class VG, 5.00%, 9/15/2034	344	352
Series 2934, Class KG, 5.00%, 2/15/2035	228	262
Series 3077, Class TO, PO, 4/15/2035	14	14
Series 2960, Class JH, 5.50%, 4/15/2035	658	761
Series 3082, Class PW, 5.50%, 12/15/2035	46	52
Series 3084, Class BH, 5.50%, 12/15/2035	1,041	1,222
Series 3098, Class KG, 5.50%, 1/15/2036	956	1,109

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3136, Class CO, PO, 4/15/2036	27		26
Series 3145, Class AJ, 5.50%, 4/15/2036	34		39
Series 3819, Class ZQ, 6.00%, 4/15/2036	677		806
Series 3200, PO, 8/15/2036	66		63
Series 3270, Class AT, 5.50%, 1/15/2037	27		31
Series 3272, Class PA, 6.00%, 2/15/2037	7		9
Series 3348, Class HT, 6.00%, 7/15/2037	57		67
Series 4085, Class FB, 0.54%, 1/15/2039(f)	148		149
Series 3501, Class A, 4.50%, 1/15/2039	183		199
Series 3508, Class PK, 4.00%, 2/15/2039	4		4
Series 3513, Class A, 4.50%, 2/15/2039	18		20
Series 4219, Class JA, 3.50%, 8/15/2039	702		716
Series 3827, Class BM, 5.50%, 8/15/2039	37		37
Series 3653, Class HJ, 5.00%, 4/15/2040	791		909
Series 3677, Class KB, 4.50%, 5/15/2040	1,368		1,534
Series 3677, Class PB, 4.50%, 5/15/2040	802		873
Series 3904, Class EC, 2.00%, 8/15/2040	135		137
Series 3715, Class PC, 4.50%, 8/15/2040	201		227
Series 3955, Class HB, 3.00%, 12/15/2040	188		197
Series 3828, Class PU, 4.50%, 3/15/2041	87		93
Series 3852, Class TP, IF, 5.50%, 5/15/2041(f)	320		352
Series 3956, Class EB, 3.25%, 11/15/2041	1,535		1,674
Series 3963, Class JB, 4.50%, 11/15/2041	1,650		1,880
Series 4026, Class MQ, 4.00%, 4/15/2042	93		103
Series 4616, Class HP, 3.00%, 9/15/2046	2,070		2,235
Series 3688, Class GT, 7.40%, 11/15/2046(f)	35		42
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	880		975
FNMA, REMIC
Series 2010-135, Class HE, 3.00%, 1/25/2021	—	(g)	—	(g)
Series 2011-75, Class BL, 3.50%, 8/25/2021	198		199
Series 2007-113, Class DB, 4.50%, 12/25/2022	—	(g)	—	(g)
Series 2003-5, Class EQ, 5.50%, 2/25/2023	21		21
Series 2003-48, Class TC, 5.00%, 6/25/2023	27		29
Series 2003-55, Class HY, 5.00%, 6/25/2023	24		25
Series 2008-70, Class BY, 4.00%, 8/25/2023	10		10
Series 2006-22, Class CE, 4.50%, 8/25/2023	83		86
Series 2004-44, Class KT, 6.00%, 6/25/2024	89		93
Series 2004-53, Class NC, 5.50%, 7/25/2024	38		40
Series 2009-71, Class MB, 4.50%, 9/25/2024	23		23
Series 2004-70, Class EB, 5.00%, 10/25/2024	79		81
Series 2010-49, Class KB, 4.00%, 5/25/2025	482		499
Series 2010-41, Class DC, 4.50%, 5/25/2025	150		155
Series 1997-57, Class PN, 5.00%, 9/18/2027	115		125
Series 2009-39, Class LB, 4.50%, 6/25/2029	93		102
Series 2009-96, Class DB, 4.00%, 11/25/2029	129		139
Series 2010-28, Class DE, 5.00%, 4/25/2030	281		313
Series 2001-63, Class TC, 6.00%, 12/25/2031	55		64
Series 2001-81, Class HE, 6.50%, 1/25/2032	147		174
Series 2002-75, Class GB, 5.50%, 11/25/2032	74		78
Series 2011-39, Class ZA, 6.00%, 11/25/2032	582		677
Series 2002-85, Class PE, 5.50%, 12/25/2032	49		56
Series 2003-21, Class OU, 5.50%, 3/25/2033	33		39
Series 2003-26, Class EB, 3.50%, 4/25/2033	800		878
Series 2003-23, Class CH, 5.00%, 4/25/2033	42		47
Series 2003-63, Class YB, 5.00%, 7/25/2033	125		143
Series 2003-69, Class N, 5.00%, 7/25/2033	236		271
Series 2003-80, Class QG, 5.00%, 8/25/2033	348		387
Series 2003-85, Class QD, 5.50%, 9/25/2033	133		155
Series 2003-94, Class CE, 5.00%, 10/25/2033	30		33

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-5, Class CK, 5.00%, 1/25/2035	234	256
Series 2005-29, Class WC, 4.75%, 4/25/2035	420	460
Series 2005-48, Class TD, 5.50%, 6/25/2035	265	308
Series 2005-53, Class MJ, 5.50%, 6/25/2035	333	389
Series 2005-62, Class CP, 4.75%, 7/25/2035	16	16
Series 2005-58, Class EP, 5.50%, 7/25/2035	28	32
Series 2005-68, Class BE, 5.25%, 8/25/2035	250	292
Series 2005-68, Class PG, 5.50%, 8/25/2035	135	154
Series 2005-102, Class PG, 5.00%, 11/25/2035	430	498
Series 2005-110, Class GL, 5.50%, 12/25/2035	518	588
Series 2006-49, Class PA, 6.00%, 6/25/2036	56	66
Series 2009-19, Class PW, 4.50%, 10/25/2036	326	367
Series 2006-114, Class HE, 5.50%, 12/25/2036	366	429
Series 2007-33, Class HE, 5.50%, 4/25/2037	29	33
Series 2007-71, Class KP, 5.50%, 7/25/2037	47	51
Series 2007-71, Class GB, 6.00%, 7/25/2037	213	252
Series 2007-65, Class KI, IF, IO, 6.47%, 7/25/2037(f)	7	1
Series 2009-86, Class OT, PO, 10/25/2037	42	39
Series 2013-83, Class CA, 3.50%, 10/25/2037	2	2
Series 2010-9, Class MD, 5.00%, 2/25/2038	63	64
Series 2011-22, Class MA, 6.50%, 4/25/2038	28	29
Series 2008-72, Class BX, 5.50%, 8/25/2038	20	23
Series 2008-74, Class B, 5.50%, 9/25/2038	8	9
Series 2009-62, Class HJ, 6.00%, 5/25/2039	213	228
Series 2009-37, Class KI, IF, IO, 5.85%, 6/25/2039(f)	11	2
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	13	2
Series 2009-92, Class AD, 6.00%, 11/25/2039	714	786
Series 2009-112, Class ST, IF, IO, 6.10%, 1/25/2040(f)	99	21
Series 2010-22, Class PE, 5.00%, 3/25/2040	2,195	2,488
Series 2010-37, Class CY, 5.00%, 4/25/2040	1,260	1,439
Series 2010-35, Class SB, IF, IO, 6.27%, 4/25/2040(f)	41	7
Series 2010-54, Class EA, 4.50%, 6/25/2040	46	50
Series 2010-64, Class DM, 5.00%, 6/25/2040	7	8
Series 2010-71, Class HJ, 5.50%, 7/25/2040	164	190
Series 2010-123, Class BP, 4.50%, 11/25/2040	3,135	3,526
Series 2011-5, Class CP, 4.50%, 11/25/2040	128	136
Series 2011-41, Class KL, 4.00%, 5/25/2041	1,006	1,143
Series 2011-50, Class LP, 4.00%, 6/25/2041	500	563
Series 2012-137, Class CF, 0.45%, 8/25/2041(f)	432	431
Series 2012-103, Class DA, 3.50%, 10/25/2041	147	154
Series 2012-14, Class DE, 3.50%, 3/25/2042	1,000	1,100
Series 2012-139, Class JA, 3.50%, 12/25/2042	502	555
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250	2,836
Series 2019-65, Class PA, 2.50%, 5/25/2048	460	482
Series 2009-96, Class CB, 4.00%, 11/25/2049	27	30
FNMA, STRIPS
Series 293, Class 1, PO, 12/25/2024	13	13
Series 314, Class 1, PO, 7/25/2031	42	40
GNMA
Series 2002-79, Class KL, 5.50%, 11/20/2032	245	250
Series 2003-10, Class KJ, 5.50%, 2/20/2033	67	72
Series 2003-29, Class PD, 5.50%, 4/16/2033	245	268
Series 2003-33, Class NE, 5.50%, 4/16/2033	140	151
Series 2003-65, Class AP, 5.50%, 8/20/2033	90	102
Series 2003-77, Class TK, 5.00%, 9/16/2033	315	335
Series 2004-16, Class GC, 5.50%, 2/20/2034	933	1,061
Series 2004-54, Class BG, 5.50%, 7/20/2034	20	23
Series 2004-93, Class PD, 5.00%, 11/16/2034	603	667
Series 2004-101, Class BE, 5.00%, 11/20/2034	485	545

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2005-11, Class PL, 5.00%, 2/20/2035	219		248
Series 2005-26, Class XY, 5.50%, 3/20/2035	860		962
Series 2005-33, Class AY, 5.50%, 4/16/2035	227		256
Series 2005-49, Class B, 5.50%, 6/20/2035	74		85
Series 2005-51, Class DC, 5.00%, 7/20/2035	181		200
Series 2005-56, Class BD, 5.00%, 7/20/2035	28		32
Series 2006-7, Class ND, 5.50%, 8/20/2035	28		32
Series 2007-37, Class LB, 5.50%, 6/16/2037	205		234
Series 2007-79, Class BL, 5.75%, 8/20/2037	152		171
Series 2008-7, Class PQ, 5.00%, 2/20/2038	438		482
Series 2008-9, Class PW, 5.25%, 2/20/2038	483		540
Series 2009-106, Class ST, IF, IO, 5.85%, 2/20/2038(f)	144		25
Series 2008-23, Class YA, 5.25%, 3/20/2038	110		124
Series 2008-35, Class NF, 5.00%, 4/20/2038	114		128
Series 2008-34, Class PG, 5.25%, 4/20/2038	133		147
Series 2008-33, Class PB, 5.50%, 4/20/2038	403		460
Series 2008-38, Class BG, 5.00%, 5/16/2038	639		718
Series 2008-43, Class NB, 5.50%, 5/20/2038	186		211
Series 2010-7, Class EA, 5.00%, 6/16/2038	22		22
Series 2008-56, Class PX, 5.50%, 6/20/2038	367		413
Series 2008-58, Class PE, 5.50%, 7/16/2038	995		1,140
Series 2008-62, Class SA, IF, IO, 6.00%, 7/20/2038(f)	3		—	(g)
Series 2008-76, Class US, IF, IO, 5.75%, 9/20/2038(f)	81		14
Series 2011-97, Class WA, 6.12%, 11/20/2038(f)	910		1,067
Series 2008-95, Class DS, IF, IO, 7.15%, 12/20/2038(f)	78		14
Series 2009-14, Class AG, 4.50%, 3/20/2039	130		145
Series 2009-72, Class SM, IF, IO, 6.11%, 8/16/2039(f)	184		32
Series 2009-61, Class AP, 4.00%, 8/20/2039	16		17
Series 2010-130, Class BD, 4.00%, 12/20/2039	309		335
Series 2010-157, Class OP, PO, 12/20/2040	148		140
Series 2014-H11, Class VA, 0.64%, 6/20/2064(f)	1,426		1,431
Series 2015-H20, Class FA, 0.61%, 8/20/2065(f)	2,029		2,033
Series 2015-H26, Class FG, 0.66%, 10/20/2065(f)	1,443		1,449
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	106		110
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.53%, 11/25/2033(f)	220		226
Series 2007-A1, Class 5A5, 3.20%, 7/25/2035(f)	45		44
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 3.11%, 4/21/2034(f)	58		58
MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	54		55
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 0.79%, 10/25/2028(f)	96		95
Series 2004-B, Class A1, 0.65%, 5/25/2029(f)	148		145
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.63%, 4/25/2034(f)	33		35
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	8		8
RALI Trust Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(g)	—	(g)
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	577		638
Series 2020-1, Class M55G, 3.00%, 8/25/2059	5,238		5,585
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	669		708
Sequoia Mortgage Trust Series 2004-11, Class A1, 0.75%, 12/20/2034(f)	283		282
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 0.85%, 1/19/2034(f)	122		119
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 2.75%, 12/25/2044(f)	156		154
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	545		628

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 2.75%, 10/25/2033(f)	107	108

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $88,068)		92,660

U.S. GOVERNMENT AGENCY SECURITIES — 1.2%
FNMA 0.50%, 6/17/2025(Cost $15,035)	15,000	15,049

FOREIGN GOVERNMENT SECURITIES — 0.4%
Republic of Colombia (Colombia)
3.00%, 1/30/2030	900	932
7.38%, 9/18/2037	300	432
Republic of Panama (Panama)
4.00%, 9/22/2024	347	380
3.16%, 1/23/2030	400	438
United Mexican States (Mexico)
3.63%, 3/15/2022	568	590
4.00%, 10/2/2023	694	755
3.60%, 1/30/2025	1,076	1,179
4.13%, 1/21/2026	332	375
2.66%, 5/24/2031	246	247

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $4,926)		5,328

	Shares (000)
SHORT-TERM INVESTMENTS — 4.4%
INVESTMENT COMPANIES — 4.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(i)(j) (Cost $57,204)	57,191	57,225

Total Investments — 103.4% (Cost $1,276,527)		1,334,835
Liabilities in Excess of Other Assets — (3.4)%		(43,526)

Net Assets — 100.0%		1,291,309

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2020.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.

(e)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.

(g)	Amount rounds to less than one thousand.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	1,290	03/2021	USD	162,540	98
U.S. Treasury Long Bond	284	03/2021	USD	49,611	8
U.S. Treasury Ultra Bond	45	03/2021	USD	9,706	(91)

					15

Short Contracts
U.S. Treasury 10 Year Note	(343)	03/2021	USD	(47,371)	(3)

					12

Abbreviations

USD	United States Dollar

Centrally Cleared Inflation-linked swap contracts outstanding as of November 30, 2020 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Value And Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	1.74% at termination	Receive	11/3/2025	USD 29,940	166
CPI-U at termination	1.76% at termination	Receive	10/30/2025	USD 84,218	395
CPI-U at termination	1.78% at termination	Receive	10/28/2025	USD 60,162	228
CPI-U at termination	1.78% at termination	Receive	11/3/2025	USD 23,978	92
CPI-U at termination	1.79% at termination	Receive	11/4/2025	USD 35,985	118
CPI-U at termination	1.78% at termination	Receive	10/2/2025	USD 29,692	161
CPI-U at termination	1.78% at termination	Receive	11/23/2025	USD 126,187	448
CPI-U at termination	1.79% at termination	Receive	10/28/2025	USD 16,762	55
CPI-U at termination	1.80% at termination	Receive	11/5/2025	USD 48,693	114
CPI-U at termination	1.80% at termination	Receive	11/12/2025	USD 72,609	183
CPI-U at termination	1.81% at termination	Receive	10/27/2025	USD 47,918	108
CPI-U at termination	1.82% at termination	Receive	11/13/2025	USD 70,617	101
CPI-U at termination	1.84% at termination	Receive	10/26/2025	USD 47,835	30
CPI-U at termination	1.84% at termination	Receive	11/13/2025	USD 31,661	12
CPI-U at termination	1.98% at termination	Receive	11/5/2030	USD 34,800	204
CPI-U at termination	1.98% at termination	Receive	11/5/2030	USD 23,403	197

					2,612

CPI-U at termination	1.69% at termination	Receive	2/19/2025	USD 10,986	(27)
CPI-U at termination	1.70% at termination	Receive	2/14/2025	USD 8,175	(23)

					(50)

					2,562

Abbreviations

CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2020 was 2.61%

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$127,481	$5,594		$133,075
Collateralized Mortgage Obligations	—	92,636	24		92,660
Commercial Mortgage-Backed Securities	—	158,633	—	(a)	158,633
Corporate Bonds	—	467,919	—		467,919
Foreign Government Securities	—	5,328	—		5,328
Mortgage-Backed Securities	—	127,449	—		127,449
U.S. Government Agency Securities	—	15,049	—		15,049
U.S. Treasury Obligations	—	277,497	—		277,497
Short-Term Investments
Investment Companies	57,225	—	—		57,225

Total Investments in Securities	$57,225	$1,271,992	$5,618		$1,334,835

Appreciation in Other Financial Instruments
Futures Contracts	$106	$—	$—		$106
Swaps	—	2,612	—		2,612

Total Appreciation in Other Financial Instruments	$106	$2,612	$—		$2,718

Futures Contracts	$(94)	$—	$—		$(94)
Swaps	—	(50)	—		(50)

Total Depreciation in Other Financial Instruments	$(94)	$(50)	$—		$(144)

(a)	Amount rounds to less than one thousand.

There were no significant transfers into or out of level 3 for the period ended November 30, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$36,595	$501,774	$481,180	$18	$18	$57,225	57,191	$101	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	1,453	5,416	6,869	—	—	—	—	1	—

Total	$38,048	$507,190	$488,049	$18	$18	$57,225		$102	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps, to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.